Investments in associates and joint ventures - Summary income statement of Moet Hennesy (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of associates [line items]
Sales	$ 20,269	$ 20,555	[1]	$ 20,516	[1]
Profit for the year	4,166	4,479	[1],[2]	4,410	[1],[3]
Total comprehensive income	3,681	3,997	[2]	4,678	[2]
Moet Hennessy
Disclosure of associates [line items]
Sales	6,691	7,204		7,385
Profit for the year	1,299	1,339		1,662
Total comprehensive income	$ 1,219	$ 1,393		$ 1,687

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[3]	(1) See pages 238-240 for an explanation under Accounting information and policies.